Stock Option Plans (Additional Information) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted average remaining contractual term on unvested options	6 years	5 years 7 months 6 days
Exercisable Options Outstanding Shares	221,727	200,387
Weighted average exercise price per share	$ 8.46	$ 9.71
Unvested Options Outstanding, Shares	514,547	14,131
Unvested Options Outstanding, Weighted average exercise price	$ 2.66	$ 9.91
Unvested Options Outstanding Weighted average remaining life (yrs)	9 years 9 months 18 days	6 years 7 months 6 days
Granted	$ 2.63	$ 2.00	$ 0
Exercise of Stock Options		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		81,884
Unrecognized stock compensation expense	$ 1,221,338	$ 89,217
Weighted average recognition period	2 years 2 months 12 days	1 year 1 month 6 days
Employee Stock Option Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage Of Stock Option Vesting Period		20.00%
Non Employee Director
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage Of Stock Option Vesting Period		50.00%